Inventories (Details) - Schedule of finished properties - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	S/ 75,085	S/ 78,048
Los Parques de Comas [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	27,185	32,098
Los Parques de Carabayllo III [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	14,757	8,518
Los Parques del Mar [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	13,885
Huancayo [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	7,918	13,033
Strip Callao [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	6,286	6,286
Los Parques del Callao [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	2,441	14,479
Los Parques de Piura [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	430	1,034
El Nuevo Rancho [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties		1,284
Other related parties [Member]
Inventories (Details) - Schedule of finished properties [Line Items]
Finished properties	S/ 2,183	S/ 1,316